Related Party Transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Related party transactions
37.	Related party transactions

a)	Names of related parties and relationship

Name	Relationship
Ad Hu Tung Co., Ltd. (“Ad Hu”)	Other related parties
AccuHit AI Technology Taiwan Co., Ltd. (“AccuHit”)	Shareholder
Yi Chuan-Lin	Shareholder
Tzu-Wei Chung	Chairman of the Company
Yu-Ling Yang	Key management
Hsiu Ling-Hsu	Key management
Chih Wei-Lee	Key management

b)	Significant related party transactions

(a)	Service revenues

	Year ended December 31,
	2023	2024	2025

Ad Hu	$-	$-	$18,780

(b)	Service costs

	Year ended December 31,
	2023	2024	2025

Ad Hu	$322,906	$406,433	$344,946
AccuHit	42,370	8,171	1,888
	$365,276	$414,604	$346,834

Service revenues and costs are negotiated with related parties based on agreed agreement, and the conditions and payment terms are the same as third parties.

(c)	Receivables from related parties:

	December 31, 2024	December 31, 2025
Other receivables:
Ad Hu	$-	$3,679

The receivables from related parties arise mainly from overpayments of payables and are collected in the following month. The receivables bear no interest.

(d)	Payables to related parties:

	December 31, 2024	December 31, 2025
Accounts payable:
Ad Hu	$576	$-
AccuHit	346	-
	$922	$-

The payables to related parties arise mainly from purchase of labor services and are due 1 to 2 months after the date of purchase. The payables bear no interest.

(e)	Intangible assets

Purchase of computer software from AccuHit, amounting to $79,542 for the year ended December 31, 2025.

(f)	Guarantee

The Group’s key management personnel Tzu-Wei Chung provided guarantees for the Group’s short-term and long-term bank loans. As of December 31, 2024 and 2025, details of loans are described in Note 16.

(g)	Loans from related parties

Outstanding balance:

	December 31, 2024	December 31, 2025

Yi Chuan-Lin	$400,000	$400,000
Tzu-Wei Chung	304,971	636,335
Yu-Ling Yang	91,491	95,450
Hsiu Ling-Hsu	-	286,351
Chih Wei-Lee	-	57,270
	$796,462	$1,475,406

Interest expense and other payables –interest payable:

	December 31, 2024	December 31, 2025

Yi Chuan-Lin	$42,193	$74,193
Tzu-Wei Chung	728	10,463
Yu-Ling Yang	1,887	5,065
Hsiu Ling-Hsu	-	6,574
Chih Wei-Lee	-	758
	$44,808	$97,053

Principal and interest of loans from related parties	$841,270	$1,572,459

The loans from related parties carry interest at 3.244%~8%.

(h)	Key management personnel compensation

	Year ended December 31,
	2023	2024	2025

Salaries and other short-term employee benefits	$707,931	$1,339,870	$1,383,839
Post-employment benefits	8,300	25,375	21,390
	$716,231	$1,365,245	$1,405,229